Average Annual Total Returns - Nomura Value Fund - Class A, C, R, Institutional and R6 - Nomura Value Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.91%	11.33%	10.53%
A
Prospectus [Line Items]
Average Annual Return, Percent			4.23%	5.88%	7.20%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.16%)	1.45%	4.45%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.37%	4.22%	5.48%
C
Prospectus [Line Items]
Average Annual Return, Percent			8.91%	6.34%	7.03%
R
Prospectus [Line Items]
Average Annual Return, Percent			10.31%	6.88%	7.57%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent			10.93%	7.43%	8.12%
R6
Prospectus [Line Items]
Average Annual Return, Percent			10.91%	7.52%	7.90%
Performance Inception Date		May 02, 2016

[1]
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